PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consists of the following:

	December 31,
	2022	2021
Cost:

Buildings and land	$83,436	$82,898
Computers, software and electronic equipment	59,047	49,822
Network equipment	35,749	31,604
Office furniture and equipment	3,911	3,573
Vehicles	266	235
Leasehold improvements	2,525	2,405

	184,934	170,537
Accumulated depreciation	108,356	98,146

Depreciated cost	$76,578	$72,391

The Company recorded a reduction of $622, $10,349 and $60 to the cost and accumulated depreciation of fully depreciated property and equipment that are no longer in use for the years ended December 31, 2022, 2021 and 2020, respectively.

b.	Depreciation expenses amounted to $11,277, $10,549 and $9,850 for the years ended December 31, 2022, 2021 and 2020, respectively.

c.
The Company leases part of its buildings as office spaces to others. The gross income generated from such leases amounted to approximately $5,448, $5,552 and $5,579 for the years ended December 31, 2022, 2021 and 2020, respectively. These amounts do not include the corresponding offsetting expenses related to this income.

d.
During the year ended December 31, 2021, a property of the Company in Germany was classified as held for sale. During the year ended December 31, 2022, the Company entered into an agreement for sale of the property, subject to fulfillment of certain conditions. During the year ended December 31, 2022, position in the property was transferred to the buyer and the registration of title is awaiting completion of certain requirements by the local registrar. The Company determined that control over the asset has been transferred to the buyer as of December 31, 2022, and therefore, the property was derecognized from the consolidated balance sheets.

The Company recognized impairments of $771 and $651 in the consolidated statements of income (loss) for the years ended December 31, 2022 and 2021, respectively.